INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES

5. INVENTORIES

	At December 31,
	2014	2015
Raw materials	$91,045,461	$44,208,096
Work-in-process	39,938,219	27,302,298
Finished goods	226,377,489	121,660,725

Total inventories	$357,361,169	$193,171,119

For the year ended December 31, 2013, 2014 and 2015, inventory was written down by $740,087, $808,031 and $619,858, respectively, to reflect the lower of cost or market.